DUE TO AFFILIATE - Summary of Promissory Note (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Aug. 26, 2020
Disclosure of transactions between related parties [line items]
Principal amount outstanding	$ 6,471,877	$ 6,919,387
Due to Affiliate	5,778,000	5,728,184
Due to Affiliate | Tricon PIPE LLC
Disclosure of transactions between related parties [line items]
Principal amount outstanding	295,325	295,325	$ 300,000
Less: Discount and transaction costs (net of amortization)	(32,903)	(38,501)
Due to Affiliate	$ 262,422	$ 256,824